Dividend income - Summary of dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Dividend income [Line Items]
Dividend income	₩ 239,097	₩ 181,486	₩ 177,569
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	152,990	121,347	144,869
Securities at FVOCI
Details of Dividend income [Line Items]
Dividend income	₩ 86,107	₩ 60,139	₩ 32,700